Results of operation - Operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cost Of Goods Sold [Line items]
Selling, general and administrative expense	€ 15,618,000	€ 10,672,000	€ 30,992,000	€ 23,063,000
Other income and expenses	11,000	(31,000)	(29,000)	(115,000)
Total cost
Cost Of Goods Sold [Line items]
Research and development expense	9,543,000	10,750,000	18,506,000	20,602,000
Selling, general and administrative expense	15,618,000	10,672,000	30,992,000	23,063,000
Other income and expenses	6,000	(56,000)	(40,000)	(171,000)
Total operating expenses for the year ended	25,167,000	21,366,000	49,458,000	43,494,000
Capitalized
Cost Of Goods Sold [Line items]
Research and development expense		(691,000)	(159,000)	(1,554,000)
Selling, general and administrative expense	0	0	0	0
Other income and expenses	5,000	25,000	11,000	56,000
Total operating expenses for the year ended	5,000	(666,000)	(148,000)	(1,498,000)
Operating expense member
Cost Of Goods Sold [Line items]
Research and development expense	9,543,000	10,059,000	18,347,000	19,048,000
Selling, general and administrative expense	15,618,000	10,672,000	30,992,000	23,063,000
Other income and expenses	11,000	(31,000)	(29,000)	(115,000)
Total operating expenses for the year ended	€ 25,172,000	€ 20,700,000	€ 49,310,000	€ 41,996,000